Other Comprehensive Income - Summary of Accumulated Other Comprehensive Income Loss (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	S/ 1,876,085	S/ 2,489,931
Ending balance	1,595,296	1,876,085	S/ 2,489,931
Reserve of cash flow hedges [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	594	588	475
(Debit) credit for the year	(594)	8	160
Tax effects		(2)	(47)
Other comprehensive income/loss of the year	(594)	6	113
Ending balance		594	588
Reserve of exchange differences on translation [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(69,282)	(62,390)	(69,320)
(Debit) credit for the year	8,158	(6,892)	(7,875)
Transfer to profit or loss (*)			14,805
Other comprehensive income/loss of the year	8,158	(6,892)	6,930
Ending balance	(61,124)	(69,282)	(62,390)
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	7,461	7,461	7,461
Ending balance	7,461	7,461	7,461
Reserve of change in value of foreign currency basis spreads [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(9,954)	(9,954)	(1,962)
(Debit) credit for the year	708		(10,800)
Tax effects			2,808
Other comprehensive income/loss of the year	708		(7,992)
Ending balance	(9,246)	(9,954)	(9,954)
Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(71,181)	(64,295)	(63,346)
(Debit) credit for the year	8,272	(6,884)	(18,515)
Tax effects		(2)	2,761
Transfer to profit or loss (*)			14,805
Other comprehensive income/loss of the year	8,272	(6,886)	(949)
Ending balance	S/ (62,909)	S/ (71,181)	S/ (64,295)